Nasdaq Stock Market

CORTNAS
001-38259

Lisa Roberts
Vice President
Listing Qualifications

Electronic Mail Only

October 24, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 24, 2017, The Nasdaq Stock Market (the "Exchange") received from Ablynx NV (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares, each representing one ordinary share, no par value per share

Ordinary shares, no par value per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Lisa Roberts